Basis of Presentation	12 Months Ended
Dec. 31, 2022
Disclosure of Basis of Presentation [Abstract]
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

Basis of Presentation and Statement of Compliance

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Issues Committee (“IFRIC”). The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all years presented, unless otherwise stated.

These financial statements have been prepared on a historical cost basis, modified where applicable. In addition, these financial statements have been prepared using the accrual basis of accounting except for cash flow information. They were authorized for issue by the Company’s board of directors on April 6, 2023.

New Accounting Standards

Standards, interpretations and amendments to standards and interpretations in the reporting period not yet effective and not yet applied:

●	Classification of Liabilities as Current or Non-current (Amendments to IAS 1)

The amendments to IAS1 provide a more general approach to the classification of liabilities based on the contractual arrangements in place at the reporting date. These amendments are effective for reporting periods beginning on or after January 1, 2023. The Company is evaluating the impact of the above amendments on its consolidated financial statements.

The Company is currently evaluating the impact the new standard will have on its financial statements.